Equity (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 100
Preferred Stock, Shares Authorized	2,000,000
Ownership percentage by parent	82.35%
Debt to Capitalization Ratio, Maximum	1
Interest Coverage Ratio	2.50
Interest Coverage Ratio, Minimum	1
Leverage Ratio	0.67
Payments of Ordinary Dividends, Common Stock | $	$ 108,739	$ 136,426	$ 130,179
Number of separate series of cumulative preferred stock	5
Preferred Stock, Voting Rights	2
Preferred stock outstanding	591,353
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock		4.00%
Preferred stock outstanding	47,611
5.65% Series Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock	5.65%	5.65%
Preferred stock issued	500,000
Preferred stock outstanding	500,000
Nonredeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock outstanding	91,353
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock		4.20%
Preferred stock outstanding	19,331
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock		4.60%
Preferred stock outstanding	2,481
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock		4.80%
Preferred stock outstanding	21,930
Indianapolis Power And Light Company
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 100
Preferred Stock, Shares Authorized		2,000,000
Equity contributions from AES | $	$ 0	$ 0	65,000
Debt to capitalization ratio	0.67
Debt to Capitalization Ratio, Maximum	1
Dividends, Common Stock, Cash | $	$ 140,600	159,000	156,750
Payments of Ordinary Dividends, Common Stock | $	$ 147,600	$ 159,000	142,250
Number of separate series of cumulative preferred stock	5
Total preferred stock dividends declared | $	$ 3,200
Preferred Stock, Voting Rights		2
Preferred stock outstanding	591,353
Indianapolis Power And Light Company | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock		4.00%
Preferred stock outstanding	47,611
Indianapolis Power And Light Company | 5.65% Series Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock	5.65%	5.65%
Preferred stock issued	500,000
Preferred stock outstanding	500,000
Indianapolis Power And Light Company | Nonredeemable Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock outstanding	91,353
Indianapolis Power And Light Company | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock		4.20%
Preferred stock outstanding	19,331
Indianapolis Power And Light Company | Series C Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock		4.60%
Preferred stock outstanding	2,481
Indianapolis Power And Light Company | Series D Preferred Stock [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock		4.80%
Preferred stock outstanding	21,930
AES U.S. Holdings, LLC [Member]
Class of Stock [Line Items]
Ownership Interest in Parent Company, Percent	85.00%
CDPQ [Member]
Class of Stock [Line Items]
Ownership Interest in Parent Company, Percent	15.00%
Minimum [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock	4.00%
Minimum [Member] | Indianapolis Power And Light Company
Class of Stock [Line Items]
Dividend rate on preferred stock	4.00%
Maximum [Member]
Class of Stock [Line Items]
Dividend rate on preferred stock	5.65%
Maximum [Member] | Indianapolis Power And Light Company
Class of Stock [Line Items]
Dividend rate on preferred stock	5.65%
Additional Paid-in Capital [Member] | Indianapolis Power And Light Company
Class of Stock [Line Items]
Equity contributions from AES | $	$ 0	$ 0	65,000
Retained Earnings [Member] | Indianapolis Power And Light Company
Class of Stock [Line Items]
Dividends, Common Stock, Cash | $	140,600	159,000	156,750
Total preferred stock dividends declared | $	$ 3,213	$ 3,213	$ 3,213